Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales		$ 1,046,664	$ 932,154	$ 620,508
Cost of Sales		996,701	873,861	476,610
Gross profit		49,963	58,293	143,898
Research and development expenses		2,338,221	2,143,353	636,801
Selling and marketing expenses		1,618,187	1,081,003	487,904
General and administrative expenses		3,640,967	2,400,000	1,472,872
Initial public offering expenses				345,925
Operating loss		7,547,412	5,566,063	2,799,604
Change in fair value of convertible notes				504,976
Change in fair value of derivative warrant liabilities		(1,918,203)	5,688,891	277,600
Issuance expenses attributable to derivate warrant liability				247,129
Interest expenses on related party loan				152,745
Other finance income, net		(217,046)	(200,724)	(210,675)
Net loss and comprehensive loss		$ 5,412,163	$ 11,054,230	$ 3,771,379
Net loss per ordinary share, basic (in Dollars per share)		$ 0.31	$ 0.99	$ 0.77
Net loss per ordinary share, diluted (in Dollars per share)		$ 0.31	$ 0.99	$ 0.77
Weighted-average number of ordinary shares outstanding, basic (in Shares)	[1]	17,473,499	11,129,978	4,891,071
Weighted-average number of ordinary shares outstanding, diluted (in Shares)	[1]	17,473,499	11,129,978	4,891,071

[1]	See Note 10